EMPLOYEE BENEFITS (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Severance pay expenses	$ 2,869	$ 1,990	$ 1,433
Minimum matching contribution to plan (in percent)	3.00%